Acquisitions and Divestitures - Acquisitions (Details) - USD ($) $ in Millions	1 Months Ended
	May 31, 2024	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Goodwill				$ 628	$ 623	$ 647	$ 621
Batterielngenieure GmbH (“BI”)
Asset Acquisition [Line Items]
Percentage of business acquired	100.00%
Cash consideration	$ 11
Certification Entity for Renewable Energies (CERE)
Asset Acquisition [Line Items]
Percentage of business acquired		100.00%
Cash consideration		$ 14
Goodwill		$ 11
HBI Compliance Limited Asset Acquisition
Asset Acquisition [Line Items]
Percentage of business acquired			100.00%
Cash consideration			$ 6